Note 2: Summary of Significant Accounting Practices: Unaudited Interim Consolidated Financial Statements (Policies)	6 Months Ended
Nov. 30, 2013
Policies
Unaudited Interim Consolidated Financial Statements

UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The interim consolidated financial statements of Xun Energy, Inc. as of November 30, 2013, and for the six months then ended, and cumulative from inception, are unaudited. However, in the opinion of management, the interim consolidated financial statements include all adjustments, consisting only of normal recurring adjustments, necessary to present fairly Xun Energy, Inc.’s consolidated financial position as of November 30, 2013, and the results of its consolidated operations and its consolidated cash flows for the six months ended November 30, 2013, and 2012, and cumulative from inception. These results are not necessarily indicative of the results expected for the calendar year ending May 31, 2014. The accompanying consolidated financial statements and notes thereto do not reflect all disclosures required under accounting principles generally accepted in the United States of America (GAAP). Refer to the Company’s audited financial statements as of May 31, 2013, filed with the SEC for additional information, including significant accounting policies